INCOME TAXES - Effective Income Tax Rate Reconciliation (Details)	6 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory income tax rate	27.00%
Non taxable amounts	(27.00%)
Effective income tax rate	0.00%